Statement of Cash Flows - Disclosure Of Detailed Information About Due From Financial Institutions Explanatory (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Due From Financial Institutions [Line Items]
Due from financial institutions	₩ 14,704,181	₩ 16,427,908
The Bank of Korea | Due from financial institutions in Korean won
Disclosure Of Detailed Information About Due From Financial Institutions [Line Items]
Due from financial institutions	13,731,708	15,169,703
Korea Development Bank and Others
Disclosure Of Detailed Information About Due From Financial Institutions [Line Items]
Due from financial institutions	27,556	39,358
Bank Indonesia and Others | Due from financial institutions in foreign currencies
Disclosure Of Detailed Information About Due From Financial Institutions [Line Items]
Due from financial institutions	₩ 944,917	₩ 1,218,847